Employee Termination, Asset Impairment and Other Charges Employee Termination, Asset Impairment and Other Charges - Schedule of Employee Termination Benefits and Other Charges - Business Realignment Activities (Details) (Details) - USD ($)
$ in Millions
	3 Months Ended								12 Months Ended
	Jul. 01, 2016	Apr. 01, 2016	Jan. 01, 2016	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 122	$ 140	$ 27	$ 56	$ 104	$ 10	$ 53	$ 9	$ 308	$ 94	$ 33
Non-cash portion of employee termination, asset impairment and other charges									41	86	62
Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Balance	14				10				14	10	0
Restructuring Charges									103	94	33
Cash payments									90	74
Non-cash portion of employee termination, asset impairment and other charges									(9)	(10)
One-time Termination Benefits [Member] | Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Balance	11				10				11	10	0
Restructuring Charges									74	82	27
Cash payments									67	72
Non-cash portion of employee termination, asset impairment and other charges									(6)	0
Contract Termination [Member] | Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Balance	$ 3				$ 0				3	0	0
Restructuring Charges									29	12	$ 6
Cash payments									23	2
Non-cash portion of employee termination, asset impairment and other charges									$ (3)	$ (10)